Schedule of Investments
May 30, 2026 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.56%

Biological Products (No Diagnostic Substances) - 1.40%
Krystal Biotech, Inc. (2)	830	256,495

Chemicals & Allied Products - 1.70%
Solstice Advanced Materials, Inc.	3,705	312,072

Communications Equipment, NEC - 2.17%
Lumentum Holdings, Inc. (2)	466	398,411

Computer Storage Devices - 1.13%
Everpure, Inc. (2)	2,600	206,726

Electrical Industrial Apparatus - 1.11%
Woodward, Inc.	579	202,667

Electronic Computers - 1.19%
Apple, Inc.	700	218,442

Electric Services - 1.11%
Talen Energy Corp. (2)	525	203,070

Engines & Turbines - 0.96%
BWX Technologies, Inc.	900	176,292

Fire, Marine & Casualty Insurance - 0.87%
Berkshire Hathaway, Inc. Class B (2)	336	159,425

General Industrial Machinery & Equipment, NEC - 0.92%
Zurn Elkay Water Solutions, Corp.	3,590	168,730

Household Furniture - 0.78%
Somnigroup International, Inc.	2,028	143,603

Laboratory Analytical Instruments - 1.22%
Illumina, Inc. (2)	1,373	223,744

Life Insurance - 0.78%
Lincoln National Corp.	4,042	142,642

Mineral Royalty Traders - 1.00%
Royal Gold, Inc.	814	182,727

Misc. Industrial & Commercial Machinery & Equipment - 2.91%
Curtis-Wright Corp.	325	242,973
MOOG, Inc. Class A	808	290,856

		533,829

Motor Vehicles & Passenger Car Bodies - 1.95%
Federal Signal Corp. (2)	1,317	140,524
Tesla, Inc. (2)	500	217,895

		358,419

National Commercial Banks - 1.92%
Bank of America Corp.	3,623	186,947
JPMorgan Chase & Co.	551	164,920

		351,867

Oil & Gas Filed Machinery & Equipment - 1.42%
TechnipFMC plc	3,805	260,338

Optical Instruments & Lenses - 2.09%
Coherent Corp. (2)	1,059	382,797

Patent Owners & Lessors - 1.10%
Interdigital, Inc.	800	201,672

Petroleum Refining - 1.28%
Exxon Mobil Corp.	1,616	234,740

Pharmaceutical Preparations - 5.36%
AbbVie, Inc.	1,013	220,550
Arrowhead Pharmaceuticals, Inc. (2)	500	38,955
Eli Lilly and Co.	200	221,000
Johnson & Johnson	951	214,289
United Therapeutics Corp. (2)	519	288,990

		983,784

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 1.17%
Eastman Chemical Co.	2,820	213,953

Plastics Products, NEC - 0.72%
Armstrong World Industries, Inc.	837	132,162

Printed Circuit Boards - 7.45%
Sanmina Corp. (2)	1,200	311,676
TTM Technologies, Inc. (2)	2,600	451,672
Flex Ltd. (Singapore) (2)	4,000	603,120

		1,366,468

Retail - Auto Dealers & Gasoline Stations - 1.34%
Caseys General Stores, Inc.	320	245,485

Retail-Catalog & Mail-Order Houses - 0.93%
Amazon.com, Inc. (2)	627	169,691

Retail-Department Stores - 0.91%
Burlington Stores, Inc. (2)	516	167,096

Retail-Eating Places - 0.72%
Brinker International, Inc. (2)	930	132,413

Retail-Lumber & Other Building Materials Dealers - 0.56%
The Home Depot, Inc.	326	103,388

Retail- Variety Stores - 2.34%
Costco Wholesale Corp.	230	219,954
Walmart, Inc.	1,803	208,697

		428,651

Security Brokers, Dealers & Flotation Companies - 0.70%
Marketaxess Holdings, Inc.	993	129,130

Semiconductors & Related Devices - 11.08%
Advanced Micro Devices, Inc. (2)	800	412,880
Broadcom, Inc.	484	216,237
NVIDIA Corp.	1,208	255,057
Qorvo, Inc. (2)	2,600	269,256
Semtech Corp. (2)	2,683	409,265
Sitime Corp. (2)	660	468,732

		2,031,427

Services-Business Services - 2.50%
MasterCard, Inc. Class A	232	114,603
RB Global, Inc.	1,637	174,095
Visa, Inc. Class A	521	170,034

		458,732

Services-Computer Programming, Data Processing - 4.42%
Alphabet, Inc.	878	330,506
Alphabet, Inc. Class A	678	257,871
Meta Platforms, Inc. Class A	350	221,379

		809,755

Services-General Medical & Surgical Hospitals, NEC - 0.57%
Tenet Healthcare Corp. (2)	600	105,192

Services-Prepackaged Software - 5.10%
Microsoft Corp.	650	292,656
Palantir Technologies, Inc. (2)	1,913	299,461
Twilio, Inc. (2)	1,800	343,152

		935,269

Services - Video Tape Rental - 1.25%
Netflix, Inc. (2)	2,670	229,673

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.60%
The Procter & Gamble Co.	761	109,249

Special Industry Machinery (No Metalworking Machinery) - 0.88%
JBT Marel Corp.	1,195	160,596

Special Industry Machinery, NEC - 1.85%
nVent Electric, plc	2,035	339,825

Steel Pipe & Tubes - 1.44%
ATI, Inc. (2)	1,510	264,492

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.36%
Carpenter Technology Corp.	532	249,497

Surgical & Medical Instruments & Apparatus - 0.90%
Glaukos Corp. (2)	1,594	164,740

Telephone & Telegraph Apparatus - 3.65%
Ciena Corp. (2)	732	424,728
Fabrinet (Thailand)	375	245,310

		670,038

Telephone Communications (No Radio Telephone) - 1.56%
Lumen Technologies, Inc. (2)	26,000	285,740

Transportation Services - 1.50%
XPO Logistics, Inc. (2)	1,286	275,526

Water, Sewer, Pipeline, Comm & Power Line Construction - 0.99%
Primoris Services Corp. (2)	1,450	182,381

Wholesale-Groceries & Related Products - 0.82%
US Foods Holdings Corp. (2)	1,835	150,195

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.88%
LKQ Corp.	5,960	161,635

Total Common Stock	(Cost $ 11,695,419)	16,974,891

Real Estate Investment Trust - 1.34%

CareTrust REIT, Inc.	6,013	245,451

Total Real Estate Investment Trusts	(Cost $ 177,628)	245,451

Money Market Registered Investment Companies - 5.86%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 3.47% (3)	1,074,331	1,074,331

Total Money Market Registered Investment Companies	(Cost $ 1,074,331)	1,074,331

Total Investments - 99.76%	(Cost $ 12,947,378)	18,294,672

Other Assets Less Liabilities - 0.24%		44,910

Total Net Assets - 100.00%		18,339,582

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$18,294,672	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,294,672	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 30, 2026.